Party In Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 059
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party In Interest Transactions

5.	Party In Interest Transactions
Plan investments include registered investment companies and units of collective trust funds managed by the Plan’s Trustee. In addition, the Plan holds an investment in Company ADRs. Certain participants have outstanding loans as of December 31, 2025 and 2024. These transactions qualify as allowable party in interest transactions under ERISA.